Other assets and liabilities - Additional information (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Detailed Information About Other Assets And Liabilities [Line Items]
Value added tax receivables	€ 569	€ 498
Current value added tax receivables	432	340
Gas volume prepayments, current	41	41
Gas volume prepayments, non-current	357	94
Non-current receivables for investing activities		23
Excise duties and consumer taxes	613	700
Current value added tax payables	332	248
Non-current cautionary deposits	305	268
Value of gas not withdrawn by customers due to triggering of take-or-pay clause	443	112
Payables related to investing activities	83	103
Non-current payables related to investing activities	79
Current payables related to investing activities	4
Current tax credits related to renovation of residential buildings and energy saving	366	110
Non-current tax credits related to renovation of residential buildings and energy saving	903	324
Advances received from customers for future gas supplies	538	77
Prepaid electronic fuel vouchers	338	242
Current liabilities for prepaid revenues and income	104	90
Non-current prepaid revenues and deferred income	247	271
Miscellaneous other current assets	292
Miscellaneous other non-current assets	667
Miscellaneous current contract liabilities	212
Non-current payables to factoring companies connected with the tax credit transfer	758	240
Miscellaneous other current liabilities	151
Miscellaneous other non-current liabilities	461
within 1 year
Disclosure Of Detailed Information About Other Assets And Liabilities [Line Items]
Value of gas not withdrawn by customers due to triggering of take-or-pay clause	85	73
Over 12 months
Disclosure Of Detailed Information About Other Assets And Liabilities [Line Items]
Value of gas not withdrawn by customers due to triggering of take-or-pay clause	358	39
Gas and electricity
Disclosure Of Detailed Information About Other Assets And Liabilities [Line Items]
Non-current cautionary deposits	222	223
Engie SA
Disclosure Of Detailed Information About Other Assets And Liabilities [Line Items]
Current advances received	58	60
Non-current advances received	275	333
Societa Oleodotti Meridionali SpA
Disclosure Of Detailed Information About Other Assets And Liabilities [Line Items]
Advances received	430	391
Exploration & Production
Disclosure Of Detailed Information About Other Assets And Liabilities [Line Items]
Underlifting positions	239	316
Current overlifting imbalances	€ 479	€ 630